UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  520 Madison Avenue, 26th Floor
          New York, New York 10022

13F File Number: 28-11896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Rettie
Title:  Chief Accounting Officer
Phone:  (212) 396-8742


Signature, Place and Date of Signing:

/s/ Robert Rettie             New York, New York           August 11, 2011
--------------------          ------------------         --------------------
     [Signature]                [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      91

Form 13F Information Table Value Total: $405,674
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number      Name
--------------------      -----

28-13433                  TIG Arbitrage Associates Master Fund L.P.


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7     COLUMN 8

                                TITLE                       VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS            CUSIP     (X1000)    PRN AMT  PRN CALL DISCRETION  MNGRS   SOLE       SHARED  NONE
ABOVENET INC                  COM               00374N107    1,339      19,003  SH        SOLE       NONE        19,003
ACTIVISION BLIZZARD INC       COM               00507V109    2,771     237,280  SH        SOLE       NONE       237,280
AIR TRANSPORT SERVICES GRP I  COM               00922R105    3,398     496,000  SH        SOLE       NONE       496,000
ASSISTED LIVING CONCPT NEV N  CL A NEW          04544X300    2,530     150,804  SH        SOLE       NONE       150,804
BAIDU INC                     SPON ADR REP A    056752108    1,051       7,500  SH        SOLE       NONE         7,500
BANRO CORP                    COM               066800103    1,334     350,000  SH        SOLE       NONE       350,000
BARNES & NOBLE INC            COM               067774109    2,727     164,473  SH        SOLE       NONE       164,473
BJS WHOLESALE CLUB INC        COM               05548J106      504      10,000  SH  CALL  SOLE       NONE        10,000
BLACKBOARD INC                COM               091935502   10,140     233,697  SH        SOLE       NONE       233,697
BROADRIDGE FINL SOLUTIONS IN  COM               11133T103    6,973     289,714  SH        SOLE       NONE       289,714
BROOKDALE SR LIVING INC       COM               112463104    4,047     166,874  SH        SOLE       NONE       166,874
BROOKFIELD RESIDENTIAL PPTYS  COM               11283W104      546      55,072  SH        SOLE       NONE        55,072
BUCYRUS INTL INC NEW          COM               118759109   19,179     209,241  SH        SOLE       NONE       209,241
CARROLS RESTAURANT GROUP INC  COM               14574X104    4,008     383,866  SH        SOLE       NONE       383,866
CEPHALON INC                  COM               156708109   11,237     140,635  SH        SOLE       NONE       140,635
CHEMTURA CORP                 COM NEW           163893209    5,697     313,000  SH        SOLE       NONE       313,000
CHEMTURA CORP                 COM NEW           163893209    1,820     100,000  SH  CALL  SOLE       NONE       100,000
CIBER INC                     COM               17163B102    5,019     904,320  SH        SOLE       NONE       904,320
CIT GROUP INC                 COM NEW           125581801    4,599     103,910  SH        SOLE       NONE       103,910
CIT GROUP INC                 COM NEW           125581801    4,426     100,000  SH  PUT   SOLE       NONE       100,000
CONAGRA FOODS INC             COM               205887102    1,807      70,000  SH  CALL  SOLE       NONE        70,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105   11,219     152,148  SH        SOLE       NONE       152,148
DYCOM INDS INC                COM               267475101    1,410      86,306  SH        SOLE       NONE        86,306
EXCO RESOURCES INC            COM               269279402    8,913     505,014  SH        SOLE       NONE       505,014
EXCO RESOURCES INC            COM               269279402    2,065     117,000  SH  CALL  SOLE       NONE       117,000
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109      622      20,000  SH        SOLE       NONE        20,000
FREESCALE SEMICONDUCTOR HLDG  SHS OLD           G3727Q101    5,173     281,300  SH        SOLE       NONE       281,300
FUNDTECH LTD                  ORD               M47095100    3,359     168,300  SH        SOLE       NONE       168,300
FUSHI COPPERWELD INC          COM               36113E107    1,669     291,342  SH        SOLE       NONE       291,342
GENERAL ELECTRIC CO           COM               369604103    1,886     100,000  SH  CALL  SOLE       NONE       100,000
GENERAL MTRS CO               *W EXP 07/10/201  37045V118      736      34,390  SH        SOLE       NONE        34,390
GENERAL MTRS CO               *W EXP 07/10/201  37045V126      548      34,390  SH        SOLE       NONE        34,390
GENERAL MTRS CO               COM               37045V100    1,148      37,828  SH        SOLE       NONE        37,828
GENERAL MTRS CO               COM               37045V100    1,518      50,000  SH  PUT   SOLE       NONE        50,000
GEN-PROBE INC NEW             COM               36866T103    8,234     119,077  SH        SOLE       NONE       119,077
GERBER SCIENTIFIC INC         COM               373730100      223      20,000  SH        SOLE       NONE        20,000
GRAHAM PACKAGING CO INC       COM               384701108   17,239     683,541  SH        SOLE       NONE       683,541
HARBIN ELECTRIC INC           COM               41145W109    2,133     141,077  SH        SOLE       NONE       141,077
HARBIN ELECTRIC INC           COM               41145W109    8,207     542,800  SH  CALL  SOLE       NONE       542,800
INTEGRAL SYS INC MD           COM               45810H107    8,597     706,373  SH        SOLE       NONE       706,373
INTL PAPER CO                 COM               460146103    2,506      84,048  SH        SOLE       NONE        84,048
ISTAR FINL INC                COM               45031U101    1,217     150,000  SH  PUT   SOLE       NONE       150,000
KKR FINANCIAL HLDGS LLC       COM               48248A306    3,058     311,700  SH        SOLE       NONE       311,700
KKR FINANCIAL HLDGS LLC       COM               48248A306      981     100,000  SH  CALL  SOLE       NONE       100,000
KKR FINANCIAL HLDGS LLC       COM               48248A306      981     100,000  SH  PUT   SOLE       NONE       100,000
L-1 IDENTITY SOLUTIONS INC    COM               50212A106    5,507     468,698  SH        SOLE       NONE       468,698
LAWSON SOFTWARE INC NEW       COM               52078P102      281      25,000  SH        SOLE       NONE        25,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A    53071M708    1,748      23,230  SH        SOLE       NONE        23,230
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT    55608B105    4,648     168,412  SH        SOLE       NONE       168,412
MAGNUM HUNTER RES CORP DEL    COM               55973B102      553      81,827  SH        SOLE       NONE        81,827
MATTEL INC                    COM               577081102    6,650     241,900  SH        SOLE       NONE       241,900
MBIA INC                      COM               55262C100      869     100,000  SH  CALL  SOLE       NONE       100,000
MERITOR INC                   COM               59001K100      520      32,390  SH        SOLE       NONE        32,390
MGM RESORTS INTERNATIONAL     COM               552953101    1,321     100,000  SH  PUT   SOLE       NONE       100,000
NATIONAL BK GREECE S A        SPONSORED ADR     633643408      715     500,000  SH  CALL  SOLE       NONE       500,000
NATIONAL BK GREECE S A        SPONSORED ADR     633643408      744     520,000  SH  PUT   SOLE       NONE       520,000
NATIONAL SEMICONDUCTOR CORP   COM               637640103   11,981     486,828  SH        SOLE       NONE       486,828
NATUS MEDICAL INC DEL         COM               639050103      379      25,000  SH        SOLE       NONE        25,000
NCR CORP NEW                  COM               62886E108    3,286     173,930  SH        SOLE       NONE       173,930
NETEASE COM INC               SPONSORED ADR     64110W102      676      15,000  SH        SOLE       NONE        15,000
PETROCHINA CO LTD             SPONSORED ADR     71646E100      876       6,000  SH        SOLE       NONE         6,000
PRIMORIS SVCS CORP            COM               74164F103    2,355     182,570  SH        SOLE       NONE       182,570
QUALITY DISTR INC FLA         COM               74756M102    1,220      93,707  SH        SOLE       NONE        93,707
QUIKSILVER INC                COM               74838C106    1,058     225,000  SH        SOLE       NONE       225,000
RALCORP HLDGS INC NEW         COM               751028101   17,051     196,935  SH        SOLE       NONE       196,935
RALCORP HLDGS INC NEW         COM               751028101    4,156      48,000  SH  PUT   SOLE       NONE        48,000
ROGERS CORP                   COM               775133101    6,170     133,542  SH        SOLE       NONE       133,542
S1 CORPORATION                COM               78463B101    2,693     360,000  SH        SOLE       NONE       360,000
SANOFI                        RIGHT 12/31/2020  80105N113      207      85,945  SH        SOLE       NONE        85,945
SOHU COM INC                  COM               83408W103      723      10,000  SH        SOLE       NONE        10,000
SOUTHERN UN CO NEW            COM               844030106    7,529     187,531  SH        SOLE       NONE       187,531
SPDR S&P 500 ETF TR           TR UNIT           78462F103   21,088     159,800  SH  PUT   SOLE       NONE       159,800
STANLEY BLACK & DECKER INC    COM               854502101    2,891      40,130  SH        SOLE       NONE        40,130
STONERIDGE INC                COM               86183P102    5,464     370,665  SH        SOLE       NONE       370,665
TELECOM CORP NEW ZEALAND LTD  SPONSORED ADR     879278208      758      75,000  SH        SOLE       NONE        75,000
TEMPLE INLAND INC             COM               879868107   15,005     504,556  SH        SOLE       NONE       504,556
TEMPLE INLAND INC             COM               879868107    1,975      66,400  SH  CALL  SOLE       NONE        66,400
TEREX CORP NEW                COM               880779103    6,968     244,924  SH        SOLE       NONE       244,924
TIMBERLAND CO                 CL A              887100105    2,106      49,010  SH        SOLE       NONE        49,010
TITAN INTL INC ILL            COM               88830M102      534      22,000  SH        SOLE       NONE        22,000
TRINA SOLAR LIMITED           SPON ADR          89628E104    6,285     280,350  SH        SOLE       NONE       280,350
VARIAN SEMICONDUCTOR EQUIPMN  COM               922207105   21,263     346,082  SH        SOLE       NONE       346,082
VERIFONE SYS INC              COM               92342Y109    7,729     174,273  SH        SOLE       NONE       174,273
VERIGY LTD                    SHS               Y93691106   11,829     790,154  SH        SOLE       NONE       790,154
VERINT SYS INC                COM               92343X100    5,264     142,109  SH        SOLE       NONE       142,109
VISTEON CORP                  COM NEW           92839U206    6,084      88,930  SH        SOLE       NONE        88,930
WARNER MUSIC GROUP CORP       COM               934550104    1,000     121,700  SH  PUT   SOLE       NONE       121,700
WESTERN UN CO                 COM               959802109    2,106     105,120  SH        SOLE       NONE       105,120
WET SEAL INC                  CL A              961840105    2,760     617,538  SH        SOLE       NONE       617,538
YRC WORLDWIDE INC             COM NEW           984249300      226     200,000  SH  CALL  SOLE       NONE       200,000
ZORAN CORP                    COM               98975F101   11,629   1,384,368  SH        SOLE       NONE     1,384,368


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